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Lazard Retirement US Sustainable Equity Portfolio
Lazard Retirement US Sustainable Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Retirement US Sustainable Equity Portfolio		Service	Investor
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Portfolio Operating Expenses		1.05%	0.80%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	0.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the ”Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until April 29, 2023, to the extent Total Annual Portfolio Operating Expenses exceed 1.00% and .75% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Retirement US Sustainable Equity Portfolio - USD ($)	Service	Investor
1 Year	$ 102	$ 77
3 Years	$ 318	$ 240

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies selected using the Investment Manager’s process employed in implementing the Portfolio’s investment strategy, described below. The market capitalization of companies in which the Portfolio invests may vary with market conditions, but typically the Portfolio invests in companies with market capitalizations over $1 billion.

The Investment Manager’s process first identifies companies within the investable universe, which are companies that the Investment Manager believes are capable of (1) generating and maintaining high financial productivity (i.e., the return a company generates) for periods in excess of market expectations, or (2) capable of improving financial productivity to a greater extent or more expeditiously than the market expects (i.e., are undervalued) and which exhibit good expectations for future cash flows and profitability. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified.

In further narrowing the investable universe to select companies for investment by the Portfolio, the Investment Manager considers both (a) the financial sustainability of the company as a business—a company whose financial productivity is likely to be supported or enhanced in the future as a result of the move toward a more sustainable world (such as by considering the nature of the products and/or services that the company provides, from the perspective of environmental and social factors that impact financial productivity)—and (b) how the company counters potential risks arising as a result of environmental and social concerns that may be material to the particular companies or the industries or sectors in which they operate (collectively, “Sustainable Companies”). The Investment Manager uses its proprietary sustainability analysis methodology to assess each company considered for investment, to the extent relevant to the company or its industry or sector, against the specific sustainability factors listed below (and other factors that may be considered relevant to the company or its industry), divided into the three categories of Human Capital, Natural Capital and Corporate Governance.

Human Capital: the extent to which the company

• follows best practices in managing its workforce in a responsible manner, such as health and safety considerations and diversity and inclusion policies;

• acts responsibly in terms of the impact its business operations, products and services have on the broader community;

• aims to ensure its suppliers act responsibly; and

• endeavors to treat its customers fairly and responsibly, for example by having appropriate product safety and data privacy and security standards.

Natural Capital: the extent to which the company, and its supply chains,

• are reliant on using resources which generate significant environmental impact; and

• actively seek to reduce the impact they have on the environment.

Corporate Governance: the extent to which the company’s board composition and policies, executive management composition and compensation, and the exercise of shareholder rights and voting powers are in line with current best practices.

Companies considered by the Investment Manager to be significantly involved in the manufacture of products or the provision of services that are broadly recognized as unsustainable by society (e.g., the production of tobacco, the generation, extraction and/or refining of certain fossil fuels or the production of unconventional weapons) generally will not fall within the investable universe for the Portfolio. However, it is possible that the Investment Manager may determine, after a combined consideration of its assessment of such a company’s financial productivity potential as described above and the results of the Investment Manager’s sustainability analysis methodology, that such a company is an appropriate investment for the Portfolio. The Portfolio may, however, invest in companies that provide equipment and services to the energy and mining sectors.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US Sustainable Companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies, including those in emerging markets.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolio and its investments.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Focused Investing Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Sustainable Investing Risk. The Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). The Portfolio’s investment strategy focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described above), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.